CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Ordinary share, par value	$ 0.04	$ 0.04
Ordinary shares, share authorized	120,000,000	120,000,000
Ordinary shares, share issued	37,789,726	37,626,427
Ordinary shares, share outstanding	37,789,726	37,626,427